DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of Business
On February 7, 2017, Trilogy International Partners LLC (“Trilogy LLC”), a Washington limited liability company, and Alignvest Acquisition Corporation (“Alignvest”), completed a court approved plan of arrangement (the “Arrangement”) pursuant to an arrangement agreement dated November 1, 2016 (as amended December 20, 2016, the “Arrangement Agreement”). Alignvest, a special purpose acquisition corporation, was incorporated under the Business Corporations Act of Ontario (“OBCA”) on May 11, 2015 for the purpose of effecting an acquisition of one or more businesses or assets, referred to as Alignvest’s “qualifying acquisition”. The consummation of the Arrangement with Trilogy LLC represented Alignvest’s qualifying acquisition. At the effective time of the Arrangement, Alignvest’s name was changed to Trilogy International Partners Inc. (“TIP Inc.” and together with its consolidated subsidiaries, the “Company”). Immediately following the completion of the Arrangement, TIP Inc. was continued out of the jurisdiction of Ontario under the OBCA and into the jurisdiction of British Columbia under the
Business Corporation Act
(British Columbia) (“BCBCA”).
For accounting purposes, the Arrangement was treated as a “reverse acquisition” and recapitalization; therefore, Trilogy LLC was considered the accounting acquirer of TIP Inc. Accordingly, Trilogy LLC’s historical financial statements as of the period ended and for the periods ended prior to the acquisition are presented as the historical financial statements of TIP Inc. prior to the date of the acquisition. As a result of the Arrangement, TIP Inc., through a wholly owned subsidiary, obtained a controlling interest in and thus consolidates Trilogy LLC.
To effect the Arrangement, the following organizational transactions occurred prior to or concurrent with the consummation of the Arrangement:

•
On January 9, 2017, Trilogy LLC converted an outstanding intercompany loan to its New Zealand subsidiary, Two Degrees Mobile Limited (“2degrees”), into 10,920,280 shares of 2degrees in full repayment of the outstanding $13.9 million loan balance. The conversion increased Trilogy LLC’s ownership in 2degrees by 1% from 62.9% to 63.9%. The carrying amounts of the noncontrolling interest attributable to 2degrees were adjusted to reflect the change in ownership interests.

•
On February 7, 2017, Trilogy LLC indirectly acquired noncontrolling interests in 2degrees in exchange for common shares of TIP Inc. (the “Common Shares”) and $1.4 million in cash. The transaction increased Trilogy LLC’s ownership in 2degrees from 63.9% to 73.3%. The carrying amounts of the noncontrolling interests attributable to 2degrees were adjusted to reflect the change in ownership interests.

•
Trilogy LLC’s equity structure was recapitalized into 157,339,668 Trilogy LLC Class A Units (the “Class A Units”), 44,177,149 Trilogy LLC Class B Units (the “Class B Units”) and 39,142,787 Trilogy LLC Class C Units (the “Class C Units”). The Class A Units have nominal economic value, represent 100% of the voting rights in Trilogy LLC and do not participate in any appreciation in the value of Trilogy LLC. The Class B
U
nits
and Class C Units possess the economic interests in Trilogy LLC. The recapitalization was effected through amendments to the Trilogy LLC amended and restated Limited Liability Company Agreement (the “Trilogy LLC Agreement”).

•
Trilogy LLC issued the new Class A Units and Class B Units to wholly owned subsidiaries of TIP Inc. in exchange for $199.3 million of cash, representing the remaining proceeds from TIP Inc.’s 2015 initial public offering along with private placements that closed concurrently with the Arrangement, net of certain redemptions and expenses of TIP Inc. As a result of the exchange, TIP Inc. acquired, directly or indirectly, all the voting interests and a 53.0% equity interest in Trilogy LLC. The number of Class B Units issued and outstanding is equal to, and at all times is required to be equal to, the number of outstanding Common Shares of TIP Inc. See Note 11 – Equity.

•
The Class C Units were issued to the legacy equity holders of Trilogy LLC and can be redeemed by the holders thereof for, at Trilogy LLC’s option, Common Shares on a one-for-one
basis or cash equal to the fair market value of Common Shares as of the date of redemption. The redemption rights of the Class C Unit holders were subject to lock-up
provisions of up to 24 months from the date of consummation of the Arrangement, February 7, 2017, all of which have expired. The economic interest of the Class C Units is pro rata to those of the Class B Units which are held by a wholly owned subsidiary of TIP Inc. Upon completion of the Arrangement, the Class C Unit holders had a 47.0% equity interest in Trilogy LLC. As a result of the arrangement, TIP Inc., through a wholly owned subsidiary, obtained a controlling interest in and consolidates Trilogy LLC. A noncontrolling interest is recorded in the consolidated TIP Inc. financial statements for the Class C Unit holders’ interests in Trilogy LLC.

•
TIP Inc.’s authorized capital was amended to create one special voting share (the “Special Voting Share”) and an unlimited number of Common Shares. The Special Voting Share was issued to the trustee under a voting trust agreement and entitles the Class C Unit holders to exercise their voting rights in TIP Inc. on an as converted basis. Holders of Common Shares and the Special Voting Share vote together as a single class of shares.

•
The 13,402,685 share purchase warrants of Alignvest were deemed to be amended to be share purchase warrants to acquire Common Shares. Additionally, the warrants were reclassified from equity to a liability, as the warrants were determined to be written options not indexed to Common Shares. See Note 11 – Equity.

•
As a result of the transaction, TIP Inc. is subject to income tax in both the U.S. and Canada. The losses generated by TIP Inc. from the date of the Arrangement are offset by a full valuation allowance.

As a result of these organizational transactions and the consummation of the Arrangement, TIP Inc. owns and controls a majority stake in Trilogy LLC. Through subsidiaries, Trilogy LLC provides wireless voice and data communications in New Zealand and Bolivia including local, international long distance (“ILD”) and roaming services, for both customers and international visitors roaming on its networks.
These services are provided under Global System for Mobile Communications (“GSM” or “2G”) (in Bolivia only), Universal Mobile Telecommunication Service, a
GSM-based
third generation mobile service for mobile communications networks (“3G”), and Long Term Evolution (“LTE”), a widely deployed fourth generation service (“4G”), technologies. Trilogy LLC’s New Zealand subsidiary also provides fixed broadband communications to residential and enterprise customers.
Below is a brief summary of each of the Company’s operations:
New Zealand:
2degrees was formed under the laws of New Zealand on February 15, 2001. 2degrees holds spectrum licenses to provide nationwide wireless communication services. 2degrees launched commercial operations in 2009 as the third operator in New Zealand. 2degrees provides voice, data and long distance services to its customers over 3G and 4G networks. 2degrees maintains inbound visitor roaming and international outbound roaming agreements with various international carriers. 2degrees offers its mobile communications services through both prepaid and postpaid payment plans. Commencing in 2015, 2degrees also began offering fixed broadband communications services to residential and enterprise customers
.
As of December 31, 2019, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in 2degrees was 73.2%.

Bolivia:
Empresa de Telecomunicaciones NuevaTel (PCS de Bolivia), S.A. (“NuevaTel”) was formed under the laws of Bolivia in November, 1999 to engage in Personal Communication Systems (“PCS”) operations. NuevaTel was awarded its first PCS license in 1999 and commenced commercial service in November 2000 under the brand name Viva. NuevaTel operates a GSM network along with 3G and 4G networks. These networks provide voice and data services, including high-speed Internet, messaging services and application and content downloads. NuevaTel offers its services through both prepaid and postpaid payment plans, although the majority of NuevaTel’s subscribers pay on a prepaid basis. In addition to mobile voice and data services, NuevaTel offers fixed LTE wireless services and public telephony services. NuevaTel’s public telephony service utilizes wireless pay telephones located in stores and call centers that are owned and managed by NuevaTel resellers.
As of December 31, 2019, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in NuevaTel was 71.5%.
Basis of Presentation and Principles of Consolidation
The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company consolidates majority-owned subsidiaries over which it exercises control, as well as variable interest entities (“VIEs”) where it is deemed to be the primary beneficiary and thus VIEs are required to be consolidated in our financial statements. All significant intercompany transactions and accounts have been eliminated in consolidation for all periods presented.
Certain amounts in the prior period Consolidated Balance Sheet related to certain deferred tax liabilities and the tax paying components to which they apply have been reclassified to conform to the current presentation.
The Company has two reportable segments, New Zealand and Bolivia. Unallocated corporate operating expenses, which pertain primarily to corporate administrative functions that support the segments, but are not specifically attributable to or managed by any segment, are presented as a reconciling item between total segment results and consolidated financial results. Additional details on our reportable segments are included in Note 18 – Segment Information.
Significant Accounting Policies
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and the amounts of revenues and expenses reported for the periods presented. Certain estimates require difficult, subjective or complex judgments about matters that are inherently uncertain. Actual results could differ from those estimates.
Examples of significant estimates include the allowance for doubtful accounts, the useful lives of property and equipment, amortization periods for intangible assets, fair value of financial instruments and equity-based compensation, imputed discount on equipment installment receivables, cost estimates for asset retirement obligations, realizability of deferred income taxes, fair value measurements related to goodwill, spectrum licenses and intangibles, projections used in impairment analysis, evaluation of minimum operating lease terms, the allocation of purchase price in connection with business combinations and the period for recognizing prepaid and postpaid revenues based on breakage.
Cash and Cash Equivalents:
Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less at the acquisition date or with a variable rate which can be liquidated on demand. The balance of cash and cash equivalents held by our consolidated subsidiaries was $67.8 million and $39.3 million as
of December 31, 2019 and 2018, respectively.

Of these balances
,
$16.4 million and $12.1 million was held by 2degrees and $51.3 million and $27.0 million was held by NuevaTel, as of December 31, 2019 and 2018, respectively.
Short-term Investments:
The Company’s short-term investments, consisting primarily of U.S. Treasury securities and commercial paper with original maturities of more than three months from the date of purchase, are considered available-for-sale
(“AFS”) and reported at fair value. The net unrealized gains and losses on AFS investments are reported as a component of Other comprehensive income or loss. Realized gains and losses on AFS investments are determined using the specific identification method and included in Other, net. There were no short-term investments in the year ended December 31, 2019. Gross unrealized holding gains (losses) were insignificant for the years ended December 31, 2018 and 2017.
Restricted Cash:
The Company classifies cash as restricted when the cash is unavailable for use in general operations. The Company had $1.7 million and $0.5 million of restricted cash as of December 31, 2019 and 2018, respectively, primarily held to offset the current installment due under the Bolivian 2021 Syndicated Loan agreement (see Note 7 – Debt) or held as collateral for performance obligations under certain contracts with suppliers.
Accounts Receivable, net:
Accounts receivable consist primarily of amounts billed and due from customers, other wireless service providers, and dealers and are generally unsecured. Local interconnection and telecom cooperative receivables due from other wireless service providers represented $17.4 million and $28.9 million of Accounts receivable, net at December 31, 2019 and 2018, respectively. Interconnection receivables and payables are reported on a gross basis
i
n the Consolidated Balance Sheets and
i
n the Consolidated Statements of Cash Flows as there is no legal right to offset these amounts, consistent with the presentation of related interconnection revenues and expenses
i
n the Consolidated Statements of Operations and Comprehensive
I
ncome (
Loss
)
.
Management makes estimates of the uncollectability of its accounts receivable. In determining the adequacy of the allowance for doubtful accounts, management analyzes historical experience and current collection trends, known troubled accounts, receivable aging and current economic trends. The Company writes off account balances against the allowance for doubtful billed accounts when collection efforts are unsuccessful. Provisions for uncollectible receivables are included in General and administrative expenses. The allowance for doubtful accounts was $5.3 million and $6.3 million as of December 31, 2019 and 2018, respectively.

EIP Receivables:
In New Zealand, 2degrees offers certain wireless customers the option to pay for their handsets in installments over a period of up to 36 months using an EIP. In Bolivia, in 2018,
NuevaTel
began offering
,
to certain wireless subscribers
,
the option to pay for their handsets in installments over a period of 18 months using an EIP. The amounts recorded as EIP receivables at the end of each period represent EIP receivables for which invoices were not yet generated for the customer (“unbilled”). Invoiced EIP receivables (“billed”) are recorded in the Accounts receivable, net balance, consistent with other outstanding customer trade receivables. In New Zealand,
2degrees initially
assesses the credit quality of each EIP applicant
.

Based on subscribers’ credit quality, subscribers may be denied an EIP option or be required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. In Bolivia, NuevaTel offers installment plans only to subscribers with a low expected delinquency risk based on the Company’s credit analysis and the customer’s income level. All of the Company’s EIP customers are required to make a down payment for a handset. The current portion of EIP receivables is included in Equipment installment plan receivables, net and the long-term portion of EIP receivables is included in Long-term equipment installment plan receivables in our Consolidated Balance Sheets.

At the time of sale of handsets under installment plans, we impute risk adjusted interest on certain receivables associated with EIPs. We record any deferral of this imputed discount as a reduction in EIP receivables, net in our Consolidated Balance Sheets and amortize the deferred amount over the financed device payment term in
Non-subscriber
international long distance and other revenues in our Consolidated Statements of Operations and Comprehensive Income (Loss). Please see “Accounting Pronouncements Adopted During the Current Year” below for additional information.
The Company establishes an al
l
owance for EIP receivables to cover probable and reasonably estimated losses. The estimate of allowance for doubtful accounts considers a number of factors, including collection experience, receivable aging, customer credit quality and other qualitative factors including macro-economic factors. The Company monitors the EIP receivable balances and writes off account balances if collection efforts are unsuccessful and future collection is unlikely. See Note 4 – EIP Receivables for additional information as it relates to the allowance for doubtful accounts specifically attributable to EIP receivables.
In August 2019, 2degrees entered into an EIP receivables secured borrowing arrangement with an intermediary purchasing entity (the “Purchaser”) and financial institutions that lend capital to the Purchaser. The transfer of receivables through this arrangement does not qualify as a sale of financial assets under GAAP and as such is recorded as a secured borrowing. Upon transfer to the Purchaser, the Company does not derecognize the receivables or related allowance for doubtful accounts and unamortized imputed discount. The above summary of EIP receivables accounting policy remains applicable for unbilled EIP receivables sold through this arrangement. For further information, see Note 4 – EIP Receivables.
Inventories:
Inventory consists primarily of wireless devices and accessories. Cost is determined by the first-in,
first-out
(“FIFO”) method and
the
weighted average cost method
,
which has historically approximated the FIFO method. Subsequent measurement of inventory is determined using the cost and net realizable value test. Net realizable value is determined using the estimated selling price in the ordinary course of business. The Company records inventory write-downs to net realizable value for obsolete and slow-moving items based on inventory turnover trends and historical experience.
Handset costs in excess of the revenues generated from handset sales, or handset subsidies, are expensed at the time of sale. The Company does not recognize the expected handset subsidies prior to the time of sale because the promotional discount decision is made at the point of sale and/or because the Company expects to recover the handset subsidies through service revenues.
For certain inventories held by a third-party distribution and logistics company located in New Zealand, the Company records inventories
i
n our Consolidated Balance Sheets, with a corresponding increase to Other current liabilities and accrued expenses. The third-party distribution and logistics company purchases the inventory from various equipment manufacturers on behalf of and at the direction of 2degrees, with 2degrees specifying the purchase price, timing of purchase, and type and quantity of handsets. Therefore, the Company records the inventory once risk of loss is assumed in connection with the transfer from the manufacturers to the third-party distribution and logistics company.

Property and Equipment:
Property and equipment is recorded at cost or fair value for assets acquired as part of business combinations
,
and depreciation is calculated on a straight-line method over the estimated useful lives of the assets. Estimated useful lives are generally as follows: (i) buildings
40
years; (ii) wireless communications systems range from 2 to 20 years; and (iii) furniture, equipment, vehicles and software range from 2 to 17 years. Leasehold improvements are recorded at cost and depreciated over the lesser of the term of the lease or the estimated useful life. Costs of additions and major replacements and improvements are capitalized. Repair and maintenance expenditures which do not enhance the asset’s functionality or extend the asset’s useful life are charged to operating expenses as incurred. Construction costs, labor and overhead incurred in the expansion or enhancement of the Company’s networks are capitalized. Capitalization commences with pre-construction
period administrative and technical activities, which may include obtaining leases, zoning approvals and building permits, and ceases at the point at which the asset is ready for its intended use and placed in service. Upon sale or retirement of an asset, the related costs and accumulated depreciation are removed from the balance sheet accounts and any gain or loss is recognized. Assets under construction are not depreciated until placed in service.
Interest expense incurred during the construction phase of the Company’s wireless networks is capitalized as part of property and equipment until assets are placed into service. Capitalized interest costs are amortized over the estimated useful lives of the related assets. Capitalized interest for the years ended December 31, 2019, 2018 and 2017 was $1.1 million, $1.2 million and $1.1 million, respectively.
In July 2018, 2degrees updated the terms and conditions of the fixed broadband agreements with residential customers. The agreements with new subscribers, starting on July 1, 2018, state that 2degrees will assume ownership of customer premises equipment, i.e., modems, and lease such equipment to these subscribers. As such, in accordance with the applicable accounting guidance for leases, the Company has reclassified its customer premises equipment from Inventory to Equipment
i
n its Consolidated Balance Sheets as of December 31, 2018. Depreciation for the customer premises equipment is calculated on a straight-line basis over the estimated useful life of three years. The lease revenues associated with these agreements are not significant for the years ended December 31, 2019 and 2018 and the Company has included the lease revenues in Wireline service revenues
i
n its Consolidated Statements of Operations and Comprehensive
Income (
Loss
)
.
The Company capitalizes certain costs incurred in connection with developing or acquiring internal use software. Capitalization of software costs commences once selection of a specific software project has been made and the Company approves and commits to funding the project. Capitalized costs include direct development costs associated with internal use software, including internal direct labor costs and external costs of materials and services. Capitalized software costs are included in Property and equipment, net and amortized on a straight-line basis over the estimated useful life of the asset. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
The Company records an asset retirement obligation (“ARO”) for the fair value of legal obligations associated with the retirement of tangible long-lived assets and rec
ords
a
corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. These obligations primarily pertain to the Company’s legal obligations related to network infrastructure, principally tower and related assets, and include obligations to remediate leased land on which the Company’s network infrastructure assets are located. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the estimated useful life of the related asset. Upon settlement of the liability, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the Consolidated Statement of Operations and Comprehensive
Income (
Loss
)
.
The significant assumptions used in estimating the ARO include the following: a probability that the Company’s leases with ARO will be remediated at the lessor’s directive; expected settlement dates that coincide with lease expiration dates plus estimated lease extensions; remediation costs that are indicative of what third party vendors would charge the Company to remediate the sites; expected inflation rates that are consistent with historical inflation rates; and credit-adjusted risk-free interest rates which approximate the Company’s incremental borrowing rates.

License Costs and Other Intangible Assets:
Intangible assets consist primarily of wireless spectrum licenses in foreign markets, tradenames and subscriber relationships. License costs primarily represent costs incurred to acquire wireless spectrum licenses in foreign markets, which are recorded at cost, and the value attributed to wireless spectrum licenses acquired in business combinations. Amortization begins with the commencement of service to customers
.
 The license costs are amortized
using the straight-line method
over 7 to 20 years,
corresponding to the expiration dates of the licenses as issued by the regulators. Licenses, subject to certain conditions, are usually renewable and are generally non-exclusive.
However, management generally does not consider renewal periods when determining the useful life of a license since there is no certainty that a license will be renewed without significant cost (or at no cost).
Subscriber relationships were acquired as part of the acquisition in New Zealand of our fixed broadband communications services provider, Snap Limited, in 2015 and relate to established relationships with residential and enterprise customers through contracts for fixed broadband services. Subscriber relationships are amortized over the estimated useful life of 7 years using an accelerated method, which we believe best reflects the estimated pattern in which the economic benefits of the assets will be consumed.
Impairment of Long-Lived Assets:
The Company evaluates its long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not fully recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value. We determine fair value by using a combination of comparable market values, estimated future discounted cash flows and appraisals, as appropriate. There were no events or changes in circumstances that indicated impairment would be recorded for long-lived assets for the fiscal years ended December 31, 2019, 2018 and 2017.
Goodwill:
Goodwill is the excess of the cost of an acquisition of businesses over the fair value of the net identifiable assets acquired as of the acquisition date. The Company reviews goodwill for impairment annually and also during interim periods if events or changes in circumstances indicate the occurrence of a triggering event. During the fourth quarter of fiscal year 2018, we changed the date of our annual impairment test from December 31 to November 30 to align more effectively with the timing of our annual reporting requirements and other administrative processes. We believe the change did not delay, accelerate, or avoid an impairment charge and does not result in adjustments to our financial statements when applied retrospectively.
Effective December 31, 2017, we prospectively adopted accounting guidance that simplifies our goodwill impairment testing by eliminating the requirement to calculate the implied fair value of goodwill (formerly “step two”) in the event that an impairment is identified. Instead, an impairment charge is recorded based on the excess of the reporting unit’s carrying amount over its fair value. We may first elect to perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the goodwill impairment test. If we do not perform this
 qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the single reporting unit is less than its carrying amount, we will
test
goodwill for impairment. If the Company determines the fair value of the reporting unit is less than its carrying amount, a goodwill impairment loss is recognized for the difference. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Generally fair value is determined by a multiple of earnings based on the guideline publicly traded business method or on
discounting projected future cash flows based on management’s expectations of the current and future operating environment. There were no goodwill impairment charges required for any periods presented.
Derivative Instruments and Hedging Activities:
We employ risk management strategies, which may include the use of interest rate swaps, cross-currency swaps and forward exchange contracts. We do not hold or enter into derivative instruments for trading or speculative purposes.
Derivatives are recognized in the Consolidated Balance Sheets at fair value. Changes in the fair values of derivative instruments designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in Other comprehensive (loss) income. Derivative instruments not qualifying for hedge accounting or ineffective portions of cash flow hedges, if any, are recognized in current period earnings. The Company assesses, both at inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company discontinues hedge accounting prospectively. As of December 31, 2019 and 2018, no derivative instruments were designated for hedge accounting.

Fair Value Measurements:
The Company applies fair value accounting for all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
Warrant Liability:
TIP Inc.’s outstanding warrants are recorded as a liability, as the warrants are written options that are not indexed to Common Shares. The warrant liability is recorded in Other current liabilities and accrued expenses
i
n the Company’s Consolidated Balance Sheets. The offsetting impact is reflected in
Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The amount of the warrant liability was $0.1 million and $0.1 million as of December 31, 2019 and 2018, respectively. Any change in fair value of these warrants due to a change in their price during the reporting period is recorded as Change in fair value of warrant liability
i
n the Company’s Consolidated Statements of Operations and Comprehensive
Income (
Loss
)
. The fair value of the warrant liability is determined each period by utilizing the number of warrants outstanding and the closing trading value of the warrants as of the reporting date. The change in fair value of the warrant liability was insignificant for the year ended December 31, 2019 and a non-cash
gain of $6.4 million and $9.1 million
was record
ed
for the years ended December 31, 2018 and 2017, respectively. Additionally, there were immaterial changes in the warrant liability during the periods due to changes in the exchange rate between the Canadian dollar (the currency in which the warrants are denominated) and United States dollar.
Mezzanine Equity:
Three
pre-Arrangement
Trilogy LLC unit holders had been granted rights to cause Trilogy LLC, under certain circumstances, to repurchase their equity interests in Trilogy LLC. The Company had recorded these units in the mezzanine equity section of the Consolidated Balance Sheet as of December 31, 2016. To give effect to the consummation of the Arrangement on February 7, 2017, the Trilogy LLC Agreement was amended and restated and those rights were eliminated and thus these interests were reclassified from mezzanine equity to equity in the first quarter of 2017.
Required Distributions:
Trilogy LLC is required to make quarterly distributions to its members on a pro rata basis in accordance with each member’s ownership interest in amounts sufficient to permit members to pay the tax liabilities resulting from allocations of income tax items from Trilogy LLC. Trilogy LLC was in a net taxable loss position for the years ended December 31, 2019, 2018 and 2017; therefore, no tax distributions were made to its members related to these tax years.
Revenue Recognition (effective January 1, 2019):
The Company derives its revenues primarily from wireless services, wireline services and equipment sales. Revenues are recognized when control of the services and equipment is transferred to our customers in an amount that reflects the consideration we expect to be entitled to in exchange for those services. The Company’s revenue recognition policy follows guidance from Revenue from Contracts with Customers (“Topic 606”).
The Company determines revenue recognition through the following five-step framework:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligations in each contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in each contract

•	Recognition of revenue when, or as, we satisfy a performance obligation

Significant Judgments
The most significant judgments affecting the amount and timing of revenue from contracts with our customers include the following items:

•	The assessment of legally enforceable rights and obligations involves judgment and impacts our determination of contractual term, transaction price and related disclosures.

•
Our products are generally sold with a right of return, which is accounted for as variable consideration when estimating the amount of revenue to recognize. Expected device returns are estimated based on historical experience.

•	Identifying distinct performance obligations within our service plans may require significant judgment.

•
For contracts that involve more than one product or service (or multiple performance obligations), determining the standalone selling price for each product or service (or performance obligation) may require significant judgment.

•	Determining costs that we incur to obtain or fulfill a contract may require significant judgment.

•	For capitalized contract costs, determining the amortization period as well as assessing the indicators of impairment may require significant judgment.
Wireless Services and Related Equipment
The Company enters into contracts with consumer and business customers for postpaid wireless services, prepaid wireless services and wireless equipment. Customers may elect to purchase wireless services or equipment separately or together. For wireless service and wireless equipment contracts entered into within a short period of time, we follow the contract combination guidance and assess the contracts as a single arrangement. The Company generates wireless services revenues from providing access to, and usage of, our wireless communications network. Performance obligations included in a typical wireless service contract with a customer include data, voice and text message services. We recognize revenue using an output method, either as the services are used or as time elapses if doing so reflects the pattern by which we satisfy our performance obligation through the transfer of the service to the customer. Wireless monthly service contracts are billed monthly either in advance or arrears based on a fixed fee.
Prepaid wireless services sold to customers are recorded as deferred revenue

prior to the services being provided to the customer or expiration of the obligation to provide the services
.
When prepaid service credits are not subject to expiration or have not yet expired, the Company estimates breakage (cash consideration received for prepaid services but never expected to be redeemed by customers) based upon historical usage trends. The Company’s policy is to recognize revenue for estimated breakage in proportion to the pattern
s
 exercised by the customer.
Postpaid monthly wireless services sold to customers are billed monthly in arrears. Postpaid wireless customer contracts are generally either month-to-month
and cancellable at any time (i.e., open term) or contain terms greater than one month
(
under a fixed-term plan). Service contracts that exceed one month are generally two years or less. The transaction price
s
allocated to service performance obligations that are not satisfied or are partially satisfied as of the end of the reporting period are generally related to our fixed-term plans. For postpaid plans where monthly usage exceeds the allowance, the overage usage represents an
option held by the customer for incremental services and the usage-based fee is recognized when the customer exercises the option (typically on a month-to-month
basis).
We also generate revenues from the sale of wireless equipment to consumer and business subscribers. Performance obligations associated with a typical wireless equipment contract with a customer include handset and accessory equipment. We recognize revenue at a point in time when the device or accessory is delivered to the customer.
We offer certain postpaid customers the option to pay for devices and accessories in installments using an EIP. We assessed this payment structure and concluded that there is a financing component related to the EIP. However, we have determined that the financing component for certain direct channel customer classes in the postpaid wireless plans is not significant and therefore we have not recorded interest income over the repayment period for these customer transactions.
Wireline Services and Related Equipment
We enter into wireline or broadband arrangements with consumer and business subscribers. Wireline service performance obligations include broadband internet services and voice services. We recognize revenue using an output method, as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of service to the customer. Broadband arrangements are billed monthly. Performance obligations included in a typical wireline broadband contract, as defined by Topic 606, include modem equipment, when sold, and telephone equipment. For these sales, we recognize revenue when the device or accessory is delivered to the customer. During 2018, 2degrees updated the terms and conditions of its
fixed broadband agreements with residential customers. Agreements with new subscribers provide that 2degrees will own
customer premises equipment, including modems, and lease such equipment to subscribers. For these agreements, the modem equipment is not considered a performance obligation subject to Topic 606 guidance, rather it is a lease component of the contract and is accounted for under the applicable leasing guidance. The lease revenues associated with these agreements are included in Wireline service revenues in the Consolidated Statements of Operations and Comprehensive
Income
 (
Loss
)
and were not significant for the periods presented.

We enter into managed service arrangements with large enterprises and governments. Wireline service performance obligations associated with managed service arrangements include managed network services, internet services and voice services. We recognize revenue using an output method, as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of
s
ervice to the customer. Wireline service contracts are billed monthly.
In the context of our
managed service arrangements, we provide customers with the use of modem and networking equipment to facilitate the internet and networking services. We have determined that as part of managed service arrangements for our
New Zealand
business
,
 equipment is provided to the customer only to enable the customer to consume the service. At the end of the contract term the customer is required to return the equipment as it may be used
by
other customers.
Wireline customer contracts are generally either
month-to-month
and cancellable at any time (i.e., open term) or contain terms greater than one month (typically under a fixed-term plan or within managed services arrangements). Service contracts that exceed one month are generally three years or less. The transaction price
s
allocated to service performance obligations
 that
 are not satisfied or are partially satisfied as of the end of the reporting period are generally related to our fixed-term plans.
Equipment
In addition to selling equipment in connection with wireless and wireline service contracts, as discussed above, we also sell equipment on a standalone basis to dealers and resellers for a fixed fee. The performance obligations include handset and accessory equipment. We recognize revenue when the handset or accessory is delivered to the dealer or reseller as the dealer and reseller is our customer. At the time of delivery, the customer acquires legal title, as physical possession and risks and rewards of ownership have transferred to the customer with no additional conditions to customer acceptance.
Interconnection
Interconnection revenues are generated when calls from other operators terminate in the Company’s networks and are recognized in the period the termination occurs
.
Transaction Price and Allocations
We have elected to utilize a practical expedient and account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities instead of assessing such activities as performance obligations. We establish provisions for estimated device returns based on historical experience.
We assess whether the amounts due under our contracts are probable of collection. For those not probable of collection, we do not recognize revenue until the contract is completed and cash is received. Collectability is re-assessed
when there is a significant change in facts or circumstances.
Consideration payable to a customer is treated as a reduction of the total transaction price, unless the payment is in exchange for a distinct good or service, such as certain commissions paid to dealers. As an accounting policy election, we exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected from a customer (for example, sales, use, value added and some excise taxes).
We may offer a right of return on our products for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price and, accordingly, we recognize revenue based on the estimated amount to which we expect to be entitled net of expected returns. Returns and credits are estimated at contract inception based on historical experience with similar classes of customers and updated at the end of each reporting period as additional information becomes available.
Transaction price is allocated to each performance obligation based on its relative standalone selling price (“SSP”). SSP is the price for which we would sell the good or service on a standalone basis without a promotional discount. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when we do not sell the product or service separately, we determine the SSP using information that may include market conditions, costs plus a margin and other observable inputs.
Warranties and Indemnifications
The Company’s equipment is typically provided with an assurance-type warranty that it will perform in accordance with the Company’s on-line
documentation under normal use and circumstances. The Company includes a service level commitment to its customers, typically regarding certain levels of uptime reliability and performance and if the Company fails to meet those levels, customers can receive credits and in some cases terminate their relationship with the Company. To date, the Company has not had a material amount of credits issued or customers terminate as a result of such commitments.

Contract Modifications
Our s
e
rvice contracts allow customers to modify their contracts without incurring penalties in many cases. Each time a contract is modified we evaluate the change in s
c
ope or price of the contract to determine if the modification should be treated as a separate contract, if there is a termination of the existing contract and creation of a new contract, or if the modification should be considered a change associated with the existing contract. We typically do not have significant impacts from contract modifications.

See Note 1 – Description of business, basis of presentation and summary of significant accounting policies included in our consolidated financial statements and accompanying notes for the year ended December 31, 2018 for additional discussion regarding the accounting policies that governed revenue recognition prior to January 1, 2019.
Advertising Costs:
The Company expenses the cost of advertising as incurred. Advertising expense for the years ended December 31, 2019, 2018 and 2017 were $18.6 million, $20.9 million and $19.5 million, respectively.
Operating Leases:
Our subsidiaries’ cell sites are typically situated on leased property including land, towers and rooftop locations.
R
etail
s
tores, distribution facilities, office spaces and certain of their
customer service centers are also leased. Lease contracts expire on various dates through 2053 and generally provide for renewal options of up to an additional ten years exercisable at our discretion. For scheduled rent escalation clauses during the lease terms, the Company records minimum rental payments on a straight-line basis over the fixed non-cancelable
 terms of the leases, including those periods for which failure to renew the lease imposes a significant economic penalty. If failure to exercise a renewal option imposes an economic penalty, the Company may determine at the inception of the lease that renewal is reasonably assured and include the renewal option period(s) in addition to the fixed non-cancelable
 term of the lease in the determination of the appropriate estimated lease term, up to the estimated economic life of the underlying asset.
Defined Contribution Plan:
The Company has a defined contribution plan whereby participants may contribute a portion of their eligible pay to the plan through payroll withholdings. The Company provides matching contributions based on the amount of eligible compensation contributed by the employees. Total contributions by the Company were $0.1 million for each of the years ended December 31, 2019, 2018 and 2017.
Equity-Based Compensation:
The Company measures compensation costs for all equity-based payment awards made to employees based on the estimated fair values at the either the grant date for equity classified awards or quarterly for liability classified awards. During 2018, we early adopted the Accounting Standards Update (“ASU”)
2016-09
 accounting guidance that allows for the accounting of forfeitures of share-based awards when they occur. The adoption of this guidance did not have a material impact
i
n the Consolidated Financial Statements. The expense, net of forfeitures, is recognized over the requisite service period, which is generally the vesting period of the award.
Net Earnings (Loss) Per Share (“EPS”):
EPS is calculated using the
two-class
method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The Company has one class of common stock; however, Class C Units held by Trilogy LLC members (a noncontrolling interest in Trilogy LLC) are treated as participating securities for purposes of calculating EPS and a two-class
method security due to their
pro-rata
rights to dividends and earnings.
Basic income/(loss) per share (“Basic EPS”) is computed by dividing net income/(loss), less net income/(loss) available to participating securities, by the basic weighted average Common Shares outstanding.

Diluted income/(loss) per share (“Diluted EPS”) is calculated by dividing attributable net income/(loss) by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period. Diluted EPS excludes all potentially dilutive units if the effect of their inclusion is anti-dilutive, the attributable service condition was not met, or if the underlying potentially dilutive units are out-of-the-money.

Foreign Currency Remeasurement and Translation:
The functional currency for our Bolivian operation is the U.S. dollar and for our New Zealand operation is the New Zealand dollar, since the majority of the revenues and expenses in those operations are denominated in those currencies. However, portions of the revenues earned and expenses incurred by our subsidiaries are denominated in currencies other than their functional currency. Transactions that involve such other currencies are remeasured into the functional currency based on a combination of both current and historical exchange rates. All foreign currency asset and liability amounts are remeasured at end-of-period
exchange rates, except for nonmonetary items, which are remeasured at historical rates. Foreign currency income and expense are remeasured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts which are remeasured at historical rates. Gains and losses from remeasurement of foreign currency transactions into the functional currency are included in Other, net in our Consolidated Statements of Operations in the period in which they occur.
Our reporting currency is the U.S. dollar. Thus, assets and liabilities from our New Zealand operation are translated from the New Zealand dollar into the U.S. dollar at the exchange rate on the balance sheet date while revenues and expenses are translated at the average exchange rate in the month they occurred. Gains and losses from the translation of our New Zealand operation’s financial statements into U.S. dollars are included in Accumulated other comprehensive income
i
n our Consolidated Balance Sheets.
Income Taxes:
For our taxable subsidiaries, we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. A valuation allowance is recorded when it is more likely than not that some portion or all of a deferred tax asset will not be realized. When a valuation allowance has previously been recorded and we determine that we expect to be able to realize our deferred tax assets in the future in excess of their net recorded amount, we adjust the deferred tax asset valuation allowance, which reduces the provision for income taxes. During 2019, we adjusted the valuation allowance related to our New Zealand deferred tax assets with a corresponding income tax benefit as the deferred tax assets are now expected to be realizable.
We record uncertain tax positions on the basis of a
two-step
 process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
 recognition threshold, we record the largest amount of tax benefit to meet such threshold.
We recognize interest and penalties related to unrecognized tax benefits
i
n the Other, net line in the accompanying Consolidated Statements of Operations and Comprehensive
Income (
Loss
)
. Accrued interest and penalties are included
i
n the related tax liability line in the Consolidated Balance Sheets.

Concentrations:
The Company’s revenues are attributable to our international operations. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in the countries in which the Company operates. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations. For key financial information of our subsidiaries in New Zealand and Bolivia, see Note 18 – Segment Information.

Accounting Pronouncements Adopted During the Current Year:
As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) the Company may defer adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company intends to elect to use the extended transition period. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who have adopted these new or revised accounting standards that are applicable to public companies.
Revenue
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Topic 606, and has since modified the standard with several ASUs (collectively, the “new revenue standard”). The new revenue standard requires entities to recognize revenue through the application of a five-step model, which includes: identification of the contract; identification of the performance obligations; determination of the transaction price; allocation of the transaction price to the performance obligations; and recognition of revenue as the entity satisfies the performance obligations. The new revenue standard also amends current guidance for the recognition of costs to obtain and fulfill contracts with customers such that incremental costs of obtaining, and direct costs of fulfilling, contracts with customers will be deferred and amortized consistent with the transfer of the related good or service.

Under the JOBS Act, we adopted the new revenue standard beginning on January 1, 2019 using the modified retrospective method. This method requires the cumulative effect of initially applying the new revenue standard to be recognized at the date of adoption. Financial information prior to our adoption date has not been adjusted. The new revenue standard allows certain practical expedients to be elected upon implementation. We elected to apply the new revenue standard to contracts not completed as of our adoption date, referred to as open contracts. We have additionally elected the practical expedient that permits an entity to reflect the aggregate effect of all of the modifications (on a contract-by-contract
 basis) that occurred before the date of initial application in determining the transaction price, identifying the satisfied and unsatisfied performance obligations and allocating the transaction price to the performance obligations. Electing this practical expedient d id
 not have a significant impact on our financial statements due to the short-term duration of most of our contracts and the nature of our contract modifications.

The cumulative effect of initially applying the new revenue standard to all open contracts as of January 1, 2019 is as follows:

	January 1, 2019
	Beginning Balance	Impact of Adoption	Beginning balance, as adjusted
Assets
EIP receivables, net	$22,165	$256	$22,421
Prepaid expenses and other current assets	12,609	7,661	20,270
Deferred income taxes	10,746	(1,431)	9,315
Other assets	23,648	620	24,268
Liabilities and Shareholders’ Deficit
Customer deposits and unearned revenue	$16,995	$1,971	$18,966
Other current liabilities and accrued expenses	143,435	750	144,185
Total shareholders’ deficit	(33,616)	4,385	(29,231)

Additionally, financial statement results as reported under the new revenue standard as c
o
mpared to the previous revenue standard for the year ended December 31, 2019 are as follows. Adoption of the new revenue standard had no impact on cash from or used in operating, financing or investing activities
i
n our Consolidated Statements of Cash Flows.

	Year Ended December 31, 2019
	Previous Revenue Standard	Impact of Adoption	New Revenue Standard
Revenues
Wireless service revenues	$461,734	$(4,542)	$457,192
Wireline service revenues	69,481	(164)	69,317
Equipment sales	153,256	4,250	157,506
Non-subscriber ILD and other revenues	10,389	(477)	9,912

Total revenues	694,860	(933)	693,927

Operating expenses
Cost of equipment sales	164,508	35	164,543
Sales and marketing	95,744	(12,602)	83,142
Other operating expenses	417,584	—	417,584

Total operating expenses	677,836	(12,567)	665,269

Operating income	17,024	11,634	28,658

Other expenses, net	(45,432)	—	(45,432)
Income tax benefit	44,120	(3,324)	40,796

Net income	15,712	8,310	24,022
Less: Net income attributable to noncontrolling interests	(17,002)	(4,142)	(21,144)

Net (loss) income attributable to Trilogy International Partners Inc.	$(1,290)	$4,168	$2,878

Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic	$(0.02)	$0.07	$0.05
Diluted	$(0.02)	$0.07	$0.05

	As of December 31, 2019
	Previous Revenue Standard	Impact of Adoption	New Revenue Standard
Assets
EIP receivables, net	$29,128	$2,622	$31,750
Prepaid expenses and other current assets	13,219	12,350	25,569
Deferred income taxes	78,032	(4,816)	73,216
Other assets	25,054	6,492	31,546
Liabilities and Shareholders’ Deficit
Customer deposits and unearned revenue	$17,262	$2,975	$20,237
Other current liabilities and accrued expenses	122,753	859	123,612
Total shareholders’ deficit	(20,606)	12,814	(7,792)

The primary impact on our financial statements upon adoption of the new revenue standard, both as of January 1, 2019 and on the current period financial statement results, as compared to the previous revenue standard, is as follows:

•
Prior to the adoption of Topic 606, the amount of revenue recognized when equipment was sold was limited to the amount of consideration that was not contingent on the provision of future services, which was typically limited to the amount of consideration received or receivable from the customer at the time of sale. Under Topic 606, the total consideration in the contract is allocated between wireless equipment and service based on their relative standalone selling prices. This change primarily impacts our arrangements that include sales of wireless devices and wireline equipment at subsidized prices in conjunction with a fixed-term plan for service, also known as the subsidy model. Accordingly, under Topic 606, generally more revenue is recognized initially upon sale of the equipment to the customer and less revenue is recognized as
service revenue over the contract term than under the prior revenue standard (“Topic 605”). At the time the equipment is sold, this allocation results in the recognition of a contract asset equal to the difference between the amount of revenue recognized and the amount of consideration received or receivable from the customer.

•
Prior to the adoption of Topic 606, we expensed contract acquisition costs, including commissions, as they were incurred. Under Topic 606, we defer and capitalize incremental contract acquisition costs, including commissions paid to acquire postpaid and prepaid service contracts, and recognize them over the period of the benefit to which the costs relate. Deferred contract costs have an average amortization period ranging between 1 to 3 years
, subject to periodic adjustment to reflect any significant change in assumptions. In addition, the deferred contract cost asset will be assessed for impairment on a periodic basis. Contract costs capitalized for new contracts will accumulate during the initial years under Topic 606, which will generally result in lower sales and marketing expense in our Consolidated Statement of Operations and Comprehensive Income (Loss) in those years as compared to results under the prior revenue standard. As capitalized costs are amortized, the accretive impact to operating income anticipated in the initial year of Topic 606 adoption is expected to moderate in the second and third years and become insignificant in the fourth year as the timing impact of deferring these costs is offset by related amortization.

•
Under Topic 605, at the time of the sale of a device to a customer under an EIP, we imputed risk adjusted interest on the device payment plan agreement receivables. We recorded the imputed interest as a reduction to the related accounts receivable and amorti
ze the de
ferred amount
 over the financed device payment term. Under Topic 606, while there continues to be a financing component in both the fixed-term plans and device payment plans, we have determined that this financing component for certain direct channel customer classes in the postpaid wireless plans is not significant and therefore we no longer impute interest for these customer contracts.

See disclosures related to Contracts with Customers under the new revenue standard in Note 12 – Revenue from Contracts with Customers.
Recently Issued Accounting Standards:
In August 2018, the FASB issued ASU
2018-15
related to implementation costs incurred in a cloud computing arrangement that is a service contract. The standard aligns the requirement for a customer to capitalize implementation costs incurred in a hosting arrangement that is a service contract with the requirement to capitalize implementation costs incurred to develop or obtain internal-use
software. The standard will take effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the standard will take effect for fiscal years beginning after December 15, 2020, and for interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted for all entities. As an “emerging growth company”, the effective date for the standard is the date it becomes applicable to private companies. We are currently evaluating the impact this ASU will have in our consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13
related to the measurement of credit losses on financial instruments and has since modified the standard with several ASUs (collectively, the “credit loss standard”). The credit loss standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The credit loss standard will take effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. As amended in ASU
2018-19,
for companies that file under private company guidelines, the credit loss standard will take effect for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018. As an “emerging growth company”, we intend to adopt this standard on the date it becomes applicable to private companies. The adoption of this ASU will require a cumulative-effect adjustment to Accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). We are currently evaluating the impact this ASU will have in our consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
“Leases (Topic 842),” and has since modified the standard with several ASUs (collectively, the “new lease standard”). This new lease standard will require organizations that lease assets to recognize on the balance sheet the right-of-use
assets and lease liabilities for the rights and obligations created by those leases. The new lease standard will require both classifications of leases, operating and capital, to be recognized on the balance sheet. Consistent with current GAAP, the recognition, measurement and presentation of expenses and cash flows arising from a lease will depend on its classification. The new lease standard also will require disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. As an “emerging growth company”, we will adopt the new lease standard in the first quarter of fiscal 2020 using the modified retrospective approach with a cumulative-effect adjustment to opening retained earnings/accumulated deficit recorded at the beginning of the period of adoption. Therefore, upon adoption, we will recognize and measure leases without revising comparative period information or disclosure. We have completed our assessment of the transitional practical expedients offered by the new lease standard. These practical expedients lessen the transitional burden of implementing the new lease standard update by not requiring a reassessment of certain conclusions reached under existing accounting guidance. Accordingly, we will apply these practical expedients and will not reassess (1) whether an expired or existing contract is a lease or contains a lease, (2) lease classification of an expired or existing lease, (3) initial direct costs for an existing lease or (4) whether an existing or expired land easement is or contains a lease if it has not historically been accounted for as a lease. We also expect to elect the practical expedient to not separate lease and non-lease
components for all of our leases. Additionally, we expect to elect the short-term lease recognition exemption, which allows for the exclusion of short-term leases from recognition on the balance sheet as right-of-use
assets and lease liabilities. We have formed a team of Company employees, engaged an external consulting firm and developed a comprehensive multi-stage project plan to assess and implement the new lease standard. The assessment focuses on our accounting for cell site, office and retail leases. We are performing a completeness assessment over our leases, and leveraging a technology solution in implementing the new lease standard.
Upon adoption of the new lease standard, we currently estimate that we will recognize a right-of-use
asset and corresponding lease liability of between
$160
million

and $170
million. We also expect to recognize a
pre-tax
transitional adjustment of approximately
$55 million to Accumulated deficit as of the effective date of adoption to eliminate deferred gains on sale-leaseback transactions which would have been recognized to income over an average period of ten years (see Note 2
–
Property and Equipment for further information on the NuevaTel tower sale-leaseback transaction). At the transition date, we are required to reassess any previous sale-leaseback transactions that did not meet the sale-recognition accounting requirements to determine if sale has occurred and leaseback accounting is achieved under the new lease standard. Under the new lease standard, a sale is assessed using the transfer of control criteria in the new revenue standard. We expect certain of our previously unrecognized sale-leaseback transactions will be considered valid sales and leasebacks that will result in the removal of the tower-related assets and financing obligations, and the recognition of a pre-tax
gain on sale of approximately $10 million to Accumulated deficit and corresponding operating lease right-of-use
assets and lease liabilities in the balance sheet. The reclassification would also result in the recognition of lease cost which was previously reported as depreciation expense and interest expense under the former sale-leaseback guidance. Additionally, the achievement of sale-leaseback treatment would result in a different presentation of certain payments from financing outflows to operating outflows in our Consolidated Statement of Cash Flows.
Aside from the aforementioned impacts, we do not expect the adoption of the new lease standard to have a material impact in the Consolidated Statements of Operations and Comprehensive Income (Loss) or the Consolidated Statement of Cash Flows. The preparation for the adoption is continuing and the estimated impact of the adoption is preliminary.